Debt - Schedule of Third Party Loans (Details) - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Total third-party loans		$ 690,327	$ 424,191
Wei Wang [Member]
Total third-party loans	[1]	440,962	420,268
Xueyan Zhou [Member]
Total third-party loans	[1]		3,923
Shaanxi Keyi Technology Co. Ltd. [Member]
Total third-party loans	[1]	73,494
Biyun Xue [Member]
Total third-party loans	[1]	9,775
Xi’ an Kaimei Medical Technology Co.,Ltd. [Member]
Total third-party loans	[1]	$ 166,096

[1]	During the Company's normal course of business, the Company also borrows funds from several third-party individuals or third party companies as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2020 and 2019, loans payable to third-parties amounted to $690,327 and $424,191, respectively. The September 30, 2020 third-party loans balance has been fully repaid in December 2020.